American Century Investments®
Quarterly Portfolio Holdings
Heritage Fund
July 31, 2026

Heritage Fund - Schedule of Investments
JULY 31, 2026 (UNAUDITED)

	Shares	Value ($)
COMMON STOCKS — 98.0%
Aerospace and Defense — 9.3%
Axon Enterprise, Inc.(1)	137,674	72,658,830
Curtiss-Wright Corp.	107,776	78,029,824
FTAI Aviation Ltd.	255,966	52,728,996
HEICO Corp.	200,543	71,465,503
Howmet Aerospace, Inc.	503,231	142,041,982
Rocket Lab Corp.(1)	1,203,410	78,161,480
		495,086,615
Banks — 0.8%
NU Holdings Ltd., Class A(1)	2,807,152	40,226,488
Biotechnology — 5.5%
Alnylam Pharmaceuticals, Inc.(1)	450,954	92,680,066
Insmed, Inc.(1)	646,976	63,791,834
Natera, Inc.(1)	355,095	95,080,237
Viking Therapeutics, Inc.(1)	1,331,574	42,264,159
		293,816,296
Broadline Retail — 1.1%
Coupang, Inc.(1)	3,704,921	60,575,458
Building Products — 1.1%
Johnson Controls International PLC	397,280	58,265,085
Capital Markets — 1.2%
Robinhood Markets, Inc., Class A(1)	742,590	64,278,590
Chemicals — 0.8%
Element Solutions, Inc.	1,154,608	42,408,752
Commercial Services and Supplies — 1.0%
Republic Services, Inc.	246,475	51,895,311
Communications Equipment — 1.0%
Ciena Corp.(1)	83,801	31,597,167
Lumentum Holdings, Inc.(1)	31,881	22,761,121
		54,358,288
Construction and Engineering — 3.9%
Comfort Systems USA, Inc.	74,803	129,386,001
Quanta Services, Inc.	114,627	76,497,475
		205,883,476
Construction Materials — 0.2%
Vulcan Materials Co.	46,369	12,453,322
Consumer Staples Distribution & Retail — 1.3%
Casey's General Stores, Inc.	76,673	66,782,183
Diversified Consumer Services — 0.3%
Duolingo, Inc.(1)	137,484	18,534,218
Electrical Equipment — 1.2%
Forgent Power Solutions, Inc., Class A(1)	627,327	20,871,169
Vertiv Holdings Co., Class A	168,945	40,812,044
		61,683,213
Electronic Equipment, Instruments and Components — 1.0%
Coherent Corp.(1)	116,674	30,672,428
TTM Technologies, Inc.(1)	184,766	21,329,387
		52,001,815
Energy Equipment and Services — 0.3%
TechnipFMC PLC	237,784	17,039,601

Entertainment — 2.9%
Live Nation Entertainment, Inc.(1)	160,207	27,896,845
ROBLOX Corp., Class A(1)	917,937	32,678,557
Spotify Technology SA(1)	103,894	51,940,766
Take-Two Interactive Software, Inc.(1)	168,069	40,827,322
		153,343,490
Financial Services — 3.6%
Affirm Holdings, Inc.(1)	905,669	64,764,390
Corpay, Inc.(1)	165,505	63,241,116
Toast, Inc., Class A(1)	1,874,375	60,486,081
		188,491,587
Ground Transportation — 1.7%
XPO, Inc.(1)	443,198	89,069,502
Health Care Equipment and Supplies — 3.8%
Dexcom, Inc.(1)	1,036,622	86,506,106
IDEXX Laboratories, Inc.(1)	205,143	114,689,297
		201,195,403
Health Care Providers and Services — 2.3%
Cencora, Inc.	389,214	121,177,887
Hotels, Restaurants and Leisure — 8.6%
Chipotle Mexican Grill, Inc.(1)	3,231,007	120,258,118
DoorDash, Inc., Class A(1)	180,821	35,469,847
Expedia Group, Inc.	136,355	40,189,273
Hilton Worldwide Holdings, Inc.	393,391	126,077,881
Royal Caribbean Cruises Ltd.	169,872	54,070,257
Texas Roadhouse, Inc.	117,104	24,057,846
Viking Holdings Ltd.(1)	478,816	49,964,450
Wingstop, Inc.	52,226	6,762,745
		456,850,417
Household Products — 0.5%
Church & Dwight Co., Inc.	246,752	24,381,565
Independent Power and Renewable Electricity Producers — 1.4%
Vistra Corp.	504,880	74,818,167
Interactive Media and Services — 1.6%
Reddit, Inc., Class A(1)	611,944	86,082,163
IT Services — 10.2%
Cloudflare, Inc., Class A(1)	670,874	187,160,428
CoreWeave, Inc., Class A(1)	556,511	39,940,794
Okta, Inc.(1)	359,960	51,089,123
Snowflake, Inc., Class A(1)	706,814	207,294,410
Twilio, Inc., Class A(1)	275,293	54,329,074
		539,813,829
Life Sciences Tools and Services — 0.3%
West Pharmaceutical Services, Inc.	52,726	17,977,457
Machinery — 0.9%
Crane Co.	230,800	49,266,568
Media — 0.3%
EchoStar Corp., Class A(1)(2)	192,270	16,167,984
Metals and Mining — 0.9%
Capstone Copper Corp.(1)	2,852,846	27,086,621
MP Materials Corp.(1)(2)	495,189	20,485,969
		47,572,590
Oil, Gas and Consumable Fuels — 4.3%
Cameco Corp.	531,981	45,952,519
Permian Resources Corp.	1,605,833	34,220,301

Targa Resources Corp.	424,941	114,891,298
Texas Pacific Land Corp.	89,205	35,912,149
		230,976,267
Pharmaceuticals — 0.9%
Structure Therapeutics, Inc., ADR(1)	967,353	46,471,638
Professional Services — 0.7%
CACI International, Inc., Class A(1)	70,985	35,332,784
Semiconductors and Semiconductor Equipment — 7.9%
Astera Labs, Inc.(1)	239,925	74,671,858
Credo Technology Group Holding Ltd.(1)	205,055	42,444,334
Lattice Semiconductor Corp.(1)	473,740	58,871,670
MACOM Technology Solutions Holdings, Inc.(1)	224,531	56,456,075
Monolithic Power Systems, Inc.	48,580	69,276,537
SiTime Corp.(1)	47,990	25,684,248
STMicroelectronics NV, NY Shares	383,471	20,090,046
Teradyne, Inc.	197,984	72,796,737
		420,291,505
Software — 7.7%
Cadence Design Systems, Inc.(1)	273,858	93,117,197
Datadog, Inc., Class A(1)	682,751	182,956,786
Fair Isaac Corp.(1)	28,891	32,443,726
Samsara, Inc., Class A(1)	1,881,378	70,118,958
ServiceNow, Inc.(1)	282,447	31,416,580
		410,053,247
Specialty Retail — 2.1%
Burlington Stores, Inc.(1)	301,470	111,085,666
Technology Hardware, Storage and Peripherals — 0.9%
Everpure, Inc., Class A(1)	650,255	50,180,178
Textiles, Apparel and Luxury Goods — 1.4%
On Holding AG, Class A(1)	806,441	29,225,422
Tapestry, Inc.	310,353	47,288,487
		76,513,909
Trading Companies and Distributors — 3.1%
Fastenal Co.	2,029,272	96,816,567
WESCO International, Inc.	192,657	66,175,753
		162,992,320
TOTAL COMMON STOCKS (Cost $4,254,526,563)		5,205,394,834
SHORT-TERM INVESTMENTS — 1.6%
Money Market Funds — 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class	238,737	238,737
State Street Navigator Securities Lending Government Money Market Portfolio(3)	7,479,053	7,479,053
		7,717,790
Repurchase Agreements — 1.4%
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 0.50% - 3.625%, 1/15/28 - 8/15/28, valued at $77,020,243), at 3.64%, dated 7/31/26, due 8/3/26 (Delivery value $75,532,905)		75,510,000
TOTAL SHORT-TERM INVESTMENTS (Cost $83,227,790)		83,227,790
TOTAL INVESTMENT SECURITIES — 99.6% (Cost $4,337,754,353)		5,288,622,624
OTHER ASSETS AND LIABILITIES — 0.4%		22,194,007
TOTAL NET ASSETS — 100.0%		$5,310,816,631

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $33,787,409. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $35,027,099, which includes securities collateral of $27,548,046.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause a fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$5,178,308,213	$27,086,621	—
Short-Term Investments	7,717,790	75,510,000	—
	$5,186,026,003	$102,596,621	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual financial statements.